T. ROWE PRICE Equity Income Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 0.8%
AT&T  1,500,000 28,875
Verizon Communications  2,880,000 112,003
140,878
Entertainment 1.4%
Walt Disney (1) 2,245,000 224,792
224,792
Interactive Media & Services 0.9%
Meta Platforms, Class A (1) 715,000 151,537
151,537
Media 2.7%
Comcast, Class A  4,150,000 157,326
News, Class A  14,360,000 247,997
News, Class B  1,308,241 22,803
Paramount Global, Class B  680,000 15,171
443,297
Total Communication Services 960,504
CONSUMER DISCRETIONARY 3.6%
Broadline Retail 0.5%
Kohl's  3,180,000 74,857
74,857
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands (1) 3,540,000 203,373
203,373
Leisure Products 0.7%
Mattel (1) 6,270,000 115,431
115,431
Specialty Retail 1.2%
Best Buy  940,000 73,574
TJX  1,630,000 127,727
201,301
Total Consumer Discretionary 594,962
CONSUMER STAPLES 7.3%
Beverages 0.5%
Constellation Brands, Class A  400,000 90,356
90,356

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 1.0%
Walmart  1,125,000 165,881
165,881
Food Products 2.6%
Conagra Brands  7,060,000 265,174
Mondelez International, Class A  330,000 23,008
Tyson Foods, Class A  2,430,000 144,147
432,329
Household Products 1.5%
Kimberly-Clark  1,840,000 246,965
246,965
Tobacco 1.7%
Philip Morris International  2,955,000 287,374
287,374
Total Consumer Staples 1,222,905
ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
Chevron  360,000 58,738
Enbridge  1,150,000 43,872
EOG Resources  1,480,000 169,652
Exxon Mobil  2,335,000 256,056
Hess  1,090,000 144,251
Suncor Energy  280,000 8,694
TC Energy  4,370,000 170,037
TotalEnergies (EUR)  6,650,000 392,109
TotalEnergies, ADR  1,790,000 105,699
Williams  630,000 18,812
Total Energy 1,367,920
FINANCIALS 19.8%
Banks 7.5%
Bank of America  2,870,000 82,082
Citigroup  1,620,000 75,962
Fifth Third Bancorp  6,040,000 160,906
Huntington Bancshares  15,560,000 174,272
JPMorgan Chase  1,130,000 147,250
PNC Financial Services Group  390,000 49,569
U.S. Bancorp  2,990,000 107,790
Wells Fargo  12,180,000 455,288
1,253,119
Capital Markets 2.4%
Carlyle Group  1,620,000 50,317
Charles Schwab  1,390,000 72,808

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franklin Resources  570,000 15,356
Goldman Sachs Group  225,000 73,600
Morgan Stanley  1,315,000 115,457
Raymond James Financial  410,000 38,240
State Street  530,000 40,116
405,894
Financial Services 2.7%
Apollo Global Management  590,000 37,265
Equitable Holdings  9,480,000 240,697
Fiserv (1) 1,580,000 178,587
456,549
Insurance 7.2%
American International Group  6,660,000 335,397
Chubb  1,665,000 323,310
Hartford Financial Services Group  2,240,000 156,105
Loews  2,840,000 164,777
MetLife  3,920,000 227,125
1,206,714
Total Financials 3,322,276
HEALTH CARE 17.1%
Biotechnology 1.5%
AbbVie  1,245,000 198,415
Biogen (1) 195,000 54,216
252,631
Health Care Equipment & Supplies 4.6%
Becton Dickinson & Company  1,120,000 277,245
GE HealthCare Technologies (1) 1,820,000 149,294
Medtronic  1,800,000 145,116
Zimmer Biomet Holdings  1,590,000 205,428
777,083
Health Care Providers & Services 5.1%
Cardinal Health  1,125,000 84,937
Centene (1) 990,000 62,578
Cigna Group  620,000 158,429
CVS Health  2,220,000 164,968
Elevance Health  830,000 381,642
852,554
Pharmaceuticals 5.9%
AstraZeneca, ADR  1,480,000 102,727
Johnson & Johnson  1,960,000 303,800
Merck  1,455,000 154,798
Pfizer  4,720,000 192,576

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sanofi (EUR)  1,135,000 123,123
Sanofi, ADR  670,000 36,461
Viatris  8,290,000 79,750
993,235
Total Health Care 2,875,503
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 2.6%
Boeing (1) 795,000 168,882
L3Harris Technologies  1,345,000 263,943
432,825
Air Freight & Logistics 1.8%
United Parcel Service, Class B  1,545,000 299,715
299,715
Commercial Services & Supplies 0.5%
Stericycle (1) 1,970,000 85,912
85,912
Industrial Conglomerates 4.4%
3M  305,000 32,059
General Electric  5,125,000 489,950
Siemens (EUR)  1,320,000 213,845
735,854
Machinery 1.3%
Cummins  210,000 50,165
Flowserve  380,000 12,920
Stanley Black & Decker  1,880,000 151,490
214,575
Passenger Airlines 0.7%
Southwest Airlines  3,810,000 123,977
123,977
Total Industrials & Business Services 1,892,858
INFORMATION TECHNOLOGY 7.2%
Communications Equipment 0.3%
Cisco Systems  990,000 51,752
51,752
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  385,000 50,493
50,493
IT Services 0.2%
Accenture, Class A  140,000 40,013
40,013

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials  1,275,000 156,608
QUALCOMM  3,290,000 419,738
Texas Instruments  905,000 168,339
744,685
Software 1.6%
Microsoft  905,000 260,911
260,911
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics (KRW)  1,080,000 53,407
53,407
Total Information Technology 1,201,261
MATERIALS 3.9%
Chemicals 2.6%
CF Industries Holdings  3,950,000 286,335
DuPont de Nemours  130,000 9,330
International Flavors & Fragrances  1,060,000 97,478
RPM International  545,000 47,546
440,689
Containers & Packaging 1.3%
International Paper  6,160,000 222,130
222,130
Total Materials 662,819
REAL ESTATE 3.9%
Health Care Real Estate Investment Trusts 0.1%
Welltower, REIT  330,000 23,658
23,658
Office Real Estate Investment Trusts 0.0%
Vornado Realty Trust, REIT  280,000 4,304
4,304
Residential Real Estate Investment Trusts 1.4%
Equity Residential, REIT  3,810,000 228,600
228,600
Specialized Real Estate Investment Trusts 2.4%
Rayonier, REIT  4,230,000 140,690
Weyerhaeuser, REIT  8,640,000 260,323
401,013
Total Real Estate 657,575

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 7.8%
Electric Utilities 3.6%
NextEra Energy  760,000 58,581
PG&E (1) 1,500,000 24,255
Southern  7,460,000 519,067
601,903
Multi-Utilities 4.2%
Ameren  1,325,000 114,467
Dominion Energy  4,430,000 247,681
NiSource  1,530,000 42,779
Sempra Energy  2,005,000 303,076
708,003
Total Utilities 1,309,906
Total Common Stocks (Cost $11,842,085) 16,068,489
CONVERTIBLE PREFERRED STOCKS 0.9%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  1,320,000 66,284
Total Health Care 66,284
UTILITIES 0.5%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  710,000 32,908
32,908
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  520,000 54,109
54,109
Total Utilities 87,017
Total Convertible Preferred Stocks (Cost $152,624) 153,301
PREFERRED STOCKS 2.0%
CONSUMER DISCRETIONARY 2.0%
Automobiles 2.0%
Dr Ing hc F Porsche (EUR) (1) 1,155,000 148,243
Volkswagen (EUR)  1,330,000 181,508
Total Consumer Discretionary 329,751
Total Preferred Stocks (Cost $313,382) 329,751

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.82% (2)(3) 148,928,822 148,929
148,929
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.694%, 6/22/23  7,750,000 7,670
7,670
Total Short-Term Investments (Cost $156,597) 156,599
Total Investments in Securities 99.7%
(Cost $12,464,688) $ 16,708,140
Other Assets Less Liabilities 0.3% 45,365
Net Assets 100.0% $ 16,753,505
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 1,621+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 176,681  ¤  ¤ $ 148,929^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,621 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $148,929.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Equity Income Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,286,005 $ 782,484 $ — $ 16,068,489
Convertible Preferred Stocks — 153,301 — 153,301
Preferred Stocks — 329,751 — 329,751
Short-Term Investments 148,929 7,670 — 156,599
Total $ 15,434,934 $ 1,273,206 $ — $ 16,708,140

T. ROWE PRICE Equity Income Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F71-054Q1 03/23